PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Description of Plan [Line Items]
PLAN TERMINATION	PLAN TERMINATION

Although they have not expressed any intent to do so, the Companies have the right under the Plan to discontinue contributions at any time. MasterBrand, Inc., as Plan sponsor, has the right to terminate the Plan at any time subject to the provisions of ERISA. In the event of Plan termination, participants will become fully vested in the Company contribution portion of their accounts.